Staff costs and average number of employees - Additional information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 GBP (£) Y	Sep. 30, 2020 GBP (£) Y
Staff costs and average number of employees
Average monthly number of professional employees | Y	6	16
Total remuneration for key management personnel	£ 382,222	£ 986,849
Total pension contributions of key management personnel	32,065	92,917
Total share options were granted to key management personnel	12,500	32,500
Total staff costs capitalised as relating to development costs within intangibles within the year	£ 327,565	£ 1,530,132